Note 11 - Income Taxes (Details Textual) - USD ($)	12 Months Ended			162 Months Ended	168 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jun. 30, 2015
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 0
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	64,600,000			64,600,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 825,896	$ 799,248		$ 825,896